Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other assets (CHF million)
Cash collateral on derivative instruments	8,094	8,359
Cash collateral on non-derivative transactions	2,445	1,412
Derivative instruments used for hedging	2,100	2,062
Assets held-for-sale	20,102	19,306
Loans held-for-sale	19,755	18,914
of which real estate	347	392
Assets held for separate accounts	9,046	11,236
Interest and fees receivable	6,017	4,839
Deferred tax assets	5,539	6,179
Prepaid expenses	643	568
Failed purchases	2,996	2,365
Other	6,016	5,230
Other assets	62,998	61,556
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,846	11,664
Cash collateral on non-derivative transactions	738	955
Derivative instruments used for hedging	202	384
Provisions	2,642	2,630
of which off-balance sheet risk	58	59
Liabilities held for separate accounts	9,046	11,236
Interest and fees payable	5,924	5,569
Current tax liabilities	738	805
Deferred tax liabilities	61	80
Failed sales	1,267	2,396
Other	15,016	15,360
Other liabilities	48,480	51,079